DEBT 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 4,700
2014	890
2015	106,088
2016	0
2017	0
Thereafter	0
Total debt	$ 111,678	$ 153,740